RELATED PARTY TRANSACTIONS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Light			R$ 71
Aliança Geração		127	225
Taesa		5	32
Others	[1]	14	7
Dividends Receivable Total		R$ 155	R$ 335

[1]	The subsidiaries grouped in ‘Others’ are identified in the table above under ‘Interest on Equity, and Dividends’.